Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors Remuneration [line items]
Audit fees	kr 199	kr 172	kr 170
Audit-related fees	7	6	9
Tax fees	53	25	13
All other fees	37	37	23
Total	296	240	215
Deloitte [member]
Auditors Remuneration [line items]
Audit fees	178	164	163
Audit-related fees	4	6	7
Tax fees	3	12	2
All other fees	2	0	1
Total	187	182	173
Others [member]
Auditors Remuneration [line items]
Audit fees	21	8	7
Audit-related fees	3	0	2
Tax fees	50	13	11
All other fees	35	37	22
Total	kr 109	kr 58	kr 42